Taxation (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ 79,269,005	$ 48,192,693	$ (16,060,109)
Tax calculated at the applicable tax rate (25%)	$ 19,817,251	$ 12,048,173	$ (4,015,027)
Tax calculated at the applicable tax rate (25%), percentage	25.00%	25.00%	25.00%
Tax effects of:
Difference in overseas tax rates	$ 387,093	$ 442,032	$ 648,277
Difference in overseas tax rates, percentage	0.00%	1.00%	(4.00%)
Effect of tax holiday and preferential tax rate	$ (1,803,388)	$ (663,664)	$ 279,648
Effect of tax holiday and preferential tax rate, percentage	(2.00%)	(1.00%)	(2.00%)
Expenses not deductible for tax purposes	$ 175,621	$ 267,584	$ 43,452
Expenses not deductible for tax purposes, percentage	0.00%	1.00%	0.00%
Unrecognized deductible tax losses	$ 14,118	$ 10,529	$ 95,982
Unrecognized deductible tax losses, percentage	0.00%	0.00%	(1.00%)
Research and development tax credit	$ (180,468)	$ (197,345)
Research and development tax credit, percentage	0.00%	0.00%
Valuation allowances	$ (850,321)	$ (441,086)	$ (140,982)
Valuation allowances, percentage	1.00%	1.00%	(1.00%)
Income tax expense/(benefits)	$ 19,260,548	$ 12,348,395	$ (2,806,686)
Income tax expense/(benefits), percentage	24.00%	27.00%	17.00%